Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net [Line Items]
Depreciation expenses	$ 878,565	$ 2,193,898	$ 1,438,310
Disposed revenue equipment cost	1,545,903
Accumulated depreciation	1,545,903	1,420,491
Proceeds of resulting	89,950	540,579
Disposal loss	89,950	679,635
Revenue equipment		$ 2,640,705
Capital leases	9,529
Accumulated depreciation of revenue equipment	$ 64